Income Tax - Additional Information (Detail)				12 Months Ended
	Apr. 01, 2017	Apr. 01, 2015	Jan. 09, 2014 RUB (₽)	Dec. 31, 2017 RUB (₽) Subsidiaries	Dec. 31, 2016 RUB (₽) Subsidiaries	Dec. 31, 2015 Subsidiaries
Disclosure of income tax expense and deferred taxes [line items]
Number of subsidiaries | Subsidiaries				20	20	20
Additional agreement date				Oct. 02, 2017
Applicable tax rate				20.00%	20.00%	20.00%
Income tax claims			₽ 3,977,000,000
Outstanding amount payable				₽ 540,000,000	₽ 2,160,000,000
Tax Payable long term portion					540,000,000
Deferred tax assets unrecognized				35,161,000,000	38,068,000,000
Deferred tax assets loss amounts unrecognized				194,659,000,000	208,748,000,000
Deferred tax liabilities unrecognized				210,000,000	288,000,000
Probable income tax risks				3,139,000,000	162,000,000
Possible income tax risks				794,000,000	1,119,000,000
Unremitted earnings [member]
Disclosure of income tax expense and deferred taxes [line items]
Deferred tax liabilities unrecognized				₽ 0	₽ 0
Russia [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				20.00%
Switzerland [member] | Bottom of range [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				10.50%
Switzerland [member] | Top of range [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				11.00%
Romania [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				16.00%
Lithuania [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				15.00%
Kazakhstan [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				20.00%
Ukraine [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				18.00%
United kingdom [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate	19.00%	20.00%